10-Q Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Equity	Equity
On May 31, 2023, the Company issued 56,997,350 shares of common stock with a par value of $0.01 in connection with the Separation.
The Company historically held 538,921 shares of MDU Resources common stock through one of its subsidiaries. The historical shares are presented as MDU Resources' stock held by subsidiary on the Consolidated Statement of Equity. In connection with the Separation, Knife River entered into an agreement with MDU Resources to transfer the stock of MDU Resources held by its subsidiary to MDU Resources in exchange for 431,136 shares of Knife River common stock. The number of shares transferred to Knife River was based on the value of the stock at the time of the Separation. The historical MDU Resources common stock held by subsidiary at cost of $3.6 million at June 30, 2023, on the Consolidated Balance Sheets reflects the value of the MDU Resources common stock at the time it was granted to Knife River's subsidiary and will remain at the historical value since the exchange was between related parties. The 431,136 shares of Knife River common stock are presented as Treasury stock held at cost in the Consolidated Balance Sheet and reduce the number of common stock shares outstanding.
Stock-Based Compensation
Prior to the Separation, key employees of the Company participated in various MDU Resources stock-based compensation plans authorized and managed by MDU Resources. All awards granted under the plans were based on MDU Resources' common shares, however, Knife River recognized the expense for its participants in its financial statements.
At the time of the Separation, each outstanding MDU Resources time-vested restricted stock unit and performance share award held by a Knife River employee was converted into Knife River time-vested restricted stock units. The converted awards will continue to vest over the original vesting period, which is generally three years from the grant date. All performance share awards that were converted at the time of the Separation were first adjusted using a combined performance factor based on MDU Resources' actual performance as of December 31, 2022. The number of restricted stock units was determined by taking the closing per share price of MDU Resources on May 31, 2023, and dividing by the closing per share price of Knife River on June 1, 2023. The ratio used to convert the MDU Resources' share-based awards was designed to preserve the aggregate intrinsic value of the award immediately after the Separation when compared to the aggregate intrinsic value of the award immediately prior to the Separation. The existing unvested stock-based awards issued through MDU Resources' stock-based compensation plans were modified in connection with the Separation to maintain an equivalent value immediately before and after Separation. The impact of this modification was not material to the Company's stock-based compensation expense for the three months ended June 30, 2023.